Document and Entity Information	Sep. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2025
Entity File Number	001-40493
Entity Registrant Name	ATAI LIFE SCIENCES N.V.
Entity Central Index Key	0001840904
Entity Incorporation, State or Country Code	P7
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Prof. J.H. Bavincklaan 7
Entity Address, City or Town	AT Amstelveen
Entity Address, Country	NL
Entity Address, Postal Zip Code	1183
City Area Code	31
Local Phone Number	20 793 2536
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common shares, €0.10 par value per share
Trading Symbol	ATAI
Security Exchange Name	NASDAQ